Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Valuation and Qualifying Accounts Disclosure [Table Text Block]
		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2018
Allowance for doubtful accounts	$237	$42		$-	$24	(1)	$255
Deferred tax asset valuation allowance	$1,313	$568	(2)	$-	$-		$1,881

Year ended December 31, 2017
Allowance for doubtful accounts	$235	$6		$-	$4	(1)	$237
Deferred tax asset valuation allowance	$1,453	$(140)	(2)	$-	$-		$1,313